CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (52,013,186)	$ (22,710,624)
Add (deduct) items not affecting cash
Depreciation and amortization	3,146,680	183,194
Impairment of property, plant and equipment and right-of-use asset	243,468
Listing expense		7,991,791
Interest expense	206,454
Share-based payments	16,061,319	6,440,406
Change in fair value of other investments	11,669,157	(17,564,529)
Change in fair value of derivative liability	3,568,305
Change in fair value adjustments on inventory sold	22,249
Change in fair value of biological assets	682,739
Loss on settlement of financial liability	24,810
Allowance for impairment of Auxly funds		7,499,977
Changes in non-cash working capital balances
Trade and other receivables	(1,079,067)	(664,610)
Prepaid expenses and deposits	39,892	(99,264)
Inventories	(942,939)
Biological assets	(682,739)
Trade and other payables	825,120	433,754
Cash used in operating activities	(18,227,738)	(18,489,905)
Investing activities
Cash acquired from acquisition Prismic Pharmaceuticals Inc.	2,329
Reverse Takeover Transaction		2,041,501
Proceeds from sale of investments	614,520
Purchase of other investments		(7,999,991)
Purchase of property, plant and equipment	(534,118)	(4,032,832)
Additions to intangible assets	(389,640)
Cash used in investing activities	(306,909)	(9,991,322)
Financing activities
Repayment of lease obligation	(56,207)
Proceeds from issuance of shares	4,593,777	44,987,422
Share issue costs	(32,705)	(3,768,381)
Proceeds from exercise of share options	732,598	2,857,050
Proceeds from warrants exercised	94,991	800,078
Cash provided by financing activities	5,332,454	44,876,169
Net (decrease) increase in cash during the year	(13,202,193)	16,394,942
Cash, beginning of year	21,134,930	4,739,988
Cash, end of year	$ 7,932,737	$ 21,134,930